Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance Table
Fiscal Year	SCT Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (4)	Average SCT Total for non-PEO NEOs ($) (2)	Average Compensation Actually paid to non-PEO NEOs ($) (2)(4)	Value of Initial fixed $100 Investment Based on		Net Income (in millions) ($) (5)	Revenue (in millions) ($)
					TSR ($)	Peer Group TSR ($) (3)
2022	$5,564,913	$2,066,802	$1,982,332	$754,954	$146	$121	$75	$1,711
2021	$6,329,950	$11,686,235	$3,629,803	$6,925,993	$197	$150	$75	$1,580
2020	$6,653,318	$6,922,445	$2,844,349	$3,010,896	$108	$99	$56	$1,398

Company Selected Measure Name	•Revenue (and implied revenue growth)
Named Executive Officers, Footnote [Text Block]	Mr. Dunkel, current Chairman and non-executive employee of Kforce, was the CEO until he retired effective December 30, 2021. As such, Mr. Dunkel is reflected in the table as the PEO for 2020 and 2021. Mr. Liberatore was promoted to CEO effective January 1, 2022, and is reflected in the table as the PEO for 2022.For 2020 and 2021, the non-PEO NEOs include: Ms. Mitchell and Messrs. Liberatore, Kelly and Thomas. For 2022, the non-PEO NEOs include: Ms. Mitchell and Messrs. Kelly, Thomas and Hackman.
PEO Total Compensation Amount	$ 2,800,004	$ 3,200,009	$ 3,374,987
PEO Actually Paid Compensation Amount	$ (505,552)	8,712,014	3,799,834
Adjustment To PEO Compensation, Footnote [Text Block]	For the unvested stock awards included in CAP for both the PEO and non-PEO NEOs, we used the closing stock price on the last trading day of each fiscal year, less the closing stock price on the last trading day in the immediately preceding fiscal year to obtain the incremental value of the unvested stock awards. The closing stock price used in this analysis were as follows: $54.83 for December 30, 2022; $73.78 for December 31, 2021; $40.64 for December 31, 2020; and $37.46 for December 31, 2019.For the vested awards included in CAP for both the PEO and non-PEO NEOs, we used the closing stock price on the vesting date, less the closing stock price on the last trading day in the immediately preceding fiscal year.Adjusted Net Income for 2022 was $87 million which we believe is better aligned to our operational results. Refer to Appendix B - Adjusted Financial Performance Measures for more details.
The following tables reconciles the amount disclosed in our SCT to the amount disclosed for CAP for the PEO and non-PEO NEOs:

PEO Reconciliation:

Year	SCT Total	Deductions from SCT table (1) (3)	Additions to SCT Table (2) (3)	CAP
2022	$5,564,913	$(2,992,559)	$(505,552)	$2,066,802
2021	$6,329,950	$(3,529,950)	$8,886,235	$11,686,235
2020	$6,653,318	$(4,823,041)	$5,092,168	$6,922,445
The following table provides the equity values included in the PEO and non-PEO NEO reconciliation tables above:

PEO Equity Component of CAP:

Year	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Fair Value of Prior Years' Awards That Remain Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in 2022	Equity Value included in CAP
2022	$2,800,004	$(2,106,837)	$(1,198,719)	$(505,552)
2021	$3,200,009	$2,608,988	$2,903,017	$8,712,014
2020	$3,374,987	$189,740	$235,107	$3,799,834

Non-PEO NEO Average Total Compensation Amount	$ 688,117	2,064,996	1,458,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ (470,362)	$ 5,457,368	$ 1,720,839
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average non-PEO NEOs Reconciliation:

Year	SCT Total	Deductions from SCT table (1) (3)	Additions to SCT Table (2) (3)	CAP
2022	$1,982,332	$(756,924)	$(470,362)	$754,954
2021	$3,629,803	$(2,161,178)	$5,457,368	$6,925,993
2020	$2,844,349	$(1,868,230)	$2,034,777	$3,010,896
(1) Represents the grant date fair value of equity-based awards granted each year, the value of dividends on unvested equity-based awards and the change in pension value (see footnote 3 to this table).
(2) Reflects the impact of fluctuations in Kforce’s stock price on vested and unvested equity awards pursuant to the SEC’s methodology for determining CAP for each year shown.
(3) The PEO table reflects both a deduction and an addition related to the change in pension value of $174,221 and $1,292,334 for 2020 and 2021, respectively. The non-PEO table reflects both a deduction and an addition related to the change in pension value of $313,938 for 2020.
Average Non-PEO NEO’s Equity Component of CAP:

Year	Fair Value of Current Year Equity Awards at 12/31/2022	Change in Fair Value of Prior Years' Awards That Remain Unvested at 12/31/2022	Change in Fair Value of Prior Years' Awards That Vested in 2022	Equity Value included in CAP
2022	$688,117	$(630,923)	$(527,556)	$(470,362)
2021	$2,064,996	$2,002,501	$1,389,871	$5,457,368
2020	$1,458,111	$154,405	$108,323	$1,720,839

Total Shareholder Return Vs Peer Group [Text Block]	The amounts reflect the TSR for our respective peer group in that fiscal year. For more details on the changes in our 2022 peer group (as compared to our 2021 peer group), refer to our 2022 Proxy Statement filed with the SEC on March 11, 2022. The Peer Group TSR for each of our 2022 and 2021 peer groups (as if no change was made) would have been:

	2022	2021	2020
2022 Peer Group	$121	$152	$100
2021 Peer Group	$119	$150	$99

Tabular List [Table Text Block]

	2022	2021	2020
2022 Peer Group	$121	$152	$100
2021 Peer Group	$119	$150	$99

Most Important Performance Measures
•Revenue (and implied revenue growth)
•Adjusted Diluted EPS (and implied EPS growth)
•3 Year Relative TSR

PEO Name	Mr. Liberatore	Mr. Dunkel
Revenue Metric, Closing Stock Price, Per Share	$ 54.83	$ 73.78	$ 40.64	$ 37.46
Adjusted Net Income	$ 87,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Revenue (and implied revenue growth)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted Diluted EPS (and implied EPS growth)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•3 Year Relative TSR
Mr. Liberatore [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,564,913
PEO Actually Paid Compensation Amount	2,066,802
Non-PEO NEO Average Total Compensation Amount	1,982,332
Non-PEO NEO Average Compensation Actually Paid Amount	754,954,000
Total Shareholder Return Amount	146
Peer Group Total Shareholder Return Amount	121
Net Income (Loss)	$ 75,000,000
Company Selected Measure Amount	1,711,000,000
Mr. Liberatore [Member] | Measure [Axis]: 2022
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return, Adjusted Amount	$ 121
Mr. Liberatore [Member] | Adusted, Peer Group Total Shareholder Return Amount [Member] | Measure [Axis]: 2022
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return, Adjusted Amount		$ 152	$ 100
Mr. Dunkel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,329,950	6,653,318
PEO Actually Paid Compensation Amount		11,686,235,000	6,922,445,000
Non-PEO NEO Average Total Compensation Amount		3,629,803	2,844,349
Non-PEO NEO Average Compensation Actually Paid Amount		6,925,993,000	3,010,896,000
Total Shareholder Return Amount		197	108
Peer Group Total Shareholder Return Amount		150	99
Net Income (Loss)		$ 75,000,000	$ 56,000,000
Company Selected Measure Amount		1,580,000,000	1,398,000,000
Mr. Dunkel [Member] | Adusted, Peer Group Total Shareholder Return Amount [Member] | Measure [Axis]: 2021
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return, Adjusted Amount	119	$ 150	$ 99
PEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,992,559)	(3,529,950)	(4,823,041)
PEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(505,552)	8,886,235	5,092,168
PEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,106,837)	2,608,988	189,740
PEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,198,719)	2,903,017	235,107
PEO [Member] | Mr. Dunkel [Member] | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,292,334	174,221
Non-PEO NEO [Member] | Adjustment, Deductions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(756,924)	(2,161,178)	(1,868,230)
Non-PEO NEO [Member] | Adjustment, Additions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(470,362)	5,457,368	2,034,777
Non-PEO NEO [Member] | Adjustment, Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(630,923)	2,002,501	154,405
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (527,556)	$ 1,389,871	108,323
Non-PEO NEO [Member] | Mr. Dunkel [Member] | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 313,938